Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Analysis of deferred tax assets and liabilities
As of December 31, 2019, and 2018, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
Concept	2019	2018
Net tax credits for tax losses carryforwards	61,693	55,835
Temporary differences on derivatives financial instruments	86,096	79,865
Other temporary differences	177	366
Total deferred tax assets	147,966	136,066
Deferred tax liabilities reversals are also considered in these projections, as well as any limitation established by tax regulations in force in each tax jurisdiction.

Deferred tax liabilities	Balance as of December 31,
Concept	2019	2018
Temporary differences tax/book amortization	145,166	126,792
Other temporary differences tax/book value of contracted concessional assets	83,481	73,793
Other temporary differences	20,349	10,415
Total deferred tax liabilities	248,996	211,000

Movements in deferred tax assets and liabilities
The movements in deferred tax assets and liabilities during the years ended December 31, 2019 and 2018 were as follows:

Deferred tax assets	Amount
As of December 31, 2017	165,136
First application of IFRS 9 effective January 1, 2018	11,811
Increase/(decrease) through the consolidated income statement	(24,195)
Increase/(decrease) through other consolidated comprehensive income (equity)	(10,685)
Other movements	(6,001)
As of December 31, 2018	136,066

Increase/(decrease) through the consolidated income statement	5,809
Increase/(decrease) through other consolidated comprehensive income (equity)	6,147
Other movements	(56)
As of December 31, 2019	147,966

Deferred tax liabilities	Amount
As of December 31, 2017	186,583
First application of IFRS 9 effective January 1, 2018	8,849
Increase/(decrease) through the consolidated income statement	17,996
Change in the scope of the consolidated financial statements (Note 5)	590
Other movements	(3,018)
As of December 31, 2018	211,000

Increase/(decrease) through the consolidated income statement	31,678
Change in the scope of the consolidated financial statements (Note 5)	2,539
Other movements	3,779
As of December 31, 2019	248,996

Income tax benefit/(expense)
Details of income tax for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the twelve-month period ended December 31,
Item	2019	2018	2017
Current tax	(5,081)	(468)	(1,998)
Deferred tax	(25,869)	(42,191)	(117,839)
- relating to the origination and reversal of temporary differences	(25,869)	(42,191)	(98,508)
- relating to changes in tax rates	-	-	(19,331)
Total income tax benefit/(expense)	(30,950)	(42,659)	(119,837)

Effective income tax rate reconciliation
The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit/(loss) before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the year ended December 31,
Concept	2019	2018	2017
Consolidated income / (loss) before taxes	105,558	97,928	14,950
Average statutory tax rate	25%	30%	30%
Corporate income tax at average statutory tax rate	(26,390)	(29,378)	(4,485)
Income tax of associates, net	1,808	1,639	1,765
Differences in foreign tax rates	(7,076)	752	3,304
Permanent differences	11,220	5,385	19,324
Incentives, deductions, and unrecognized tax losses carryforwards	(14,161)	(22,972)	(20,994)
Change in corporate income tax	-	-	(19,331)
U.S. Internal Revenue Code Section 382	-	-	(96,328)
Other non-taxable income/(expense)	3,649	1,915	(3,092)
Corporate income tax	(30,950)	(42,659)	(119,837)